Share-based compensation - Restricted stock units - Summary of awards (Details) - Restricted stock units - $ / shares						9 Months Ended
	May 20, 2020	Mar. 04, 2020	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	78,510	83,916	59,237	86,210	176,659	162,426
Service Period	1 year	2 years	1 year	3 years	2 years
Grant Price (in dollars per share)	$ 5.84	$ 5.25	$ 7.47	$ 5.10	$ 4.64